Revenue - Schedule of Disaggregation of Revenue, Timing of Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 4,659	$ 4,315	$ 750
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	4,659	4,315	0
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 0	$ 0	$ 750